Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
REVENUES
Hardware, installation and other revenues	$ 2,820,435	$ 3,248,091
Software license/subscription revenues	3,312,977	2,662,237
Total Revenues	6,133,412	5,910,328
COST OF REVENUES
Hardware and other costs	2,417,761	2,571,359
Software license/subscriptions	1,427,927	1,200,136
Total Cost of Revenues	3,845,688	3,771,495
GROSS PROFIT	2,287,724	2,138,833
OPERATING EXPENSES
Research and development	1,616,744	1,825,786
Sales and marketing	2,225,212	1,408,659
General and administrative	2,471,896	2,960,262
Total Operating Expenses	6,313,852	6,194,707
LOSS FROM OPERATIONS	(4,026,128)	(4,055,874)
OTHER INCOME (EXPENSE)
Interest income	28,541	9,700
Interest expense	(1,203,183)	(177,293)
Loss on debt conversion	(397,555)	0
Beneficial conversion feature expense	(815,905)	0
Total Other Expense	(2,388,102)	(167,593)
NET LOSS BEFORE INCOME TAXES	(6,414,230)	(4,223,467)
INCOME TAXES	0	0
NET LOSS	(6,414,230)	(4,223,467)
Series B preferred stock dividend	(38,692)	(33,693)
Accretion of beneficial conversion feature on preferred shares dividends issued in kind	(52,500)	(71,307)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (6,505,422)	$ (4,328,467)
LOSS PER COMMON SHARE - BASIC & DILUTED (in Dollars per share)	$ (1.43)	$ (1.18)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC & DILUTED (in Shares)	4,543,886	3,659,734